Subsequent Events (Details Narrative) - USD ($)																1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Nov. 14, 2023	Apr. 14, 2023	Mar. 29, 2023	Mar. 28, 2023	Mar. 22, 2023	Feb. 14, 2023	Feb. 13, 2023	Feb. 12, 2023	Feb. 10, 2023	Jan. 11, 2023	Jan. 10, 2023	Sep. 15, 2022	Aug. 31, 2022	Sep. 17, 2021	Jan. 02, 2019	May 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Nov. 18, 2023	Dec. 31, 2022	Dec. 31, 2021	Feb. 28, 2022	Jun. 30, 2021
Repayment for loans payable																		$ 190,101
Proceeds from issuance of debt																		190,101		$ 2,100,000
Sale of Units through initial public offering																		$ 105,000,000
IPO [Member]
Share price														$ 10.00
Sale of Units through initial public offering, shares														10,500,000
Ocean Biomedical Inc [Member]
Merger consideration													As consideration for the Merger, the holders of Ocean Biomedical’s securities collectively shall be entitled to receive from AHAC, in the aggregate, a number of shares of AHAC Class A common stock with an aggregate value equal to (the “Merger Consideration”) (a) $240,000,000 minus (b) the amount, if any, by which the net working capital is less than negative $500,000, plus (c) the amount, if any, by which the net working capital exceeds $500,000 (but not less than zero), minus (d) the amount, if any, by which the closing net debt exceeds $500,000, minus (e) the amount, if any, by which the company transaction expenses exceed $6,000,000. In addition, holders of Ocean Biomedical’s securities shall also be entitled to receive from AHAC, in the aggregate, an additional 19,000,000 shares of AHAC Class A common stock in the event that the volume weighted average price (VWAP) of AHAC’s Class A common stock, collectively, exceeds (a) $15.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Ocean Biomedical securities shall be entitled to receive an additional 5,000,000 shares of AHAC Class A common stock, (b) $17.50 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Ocean Biomedical securities shall be entitled to receive an additional 7,000,000 shares of AHAC Class A common stock and (c) $20.00 per share for 20 out of any 30 consecutive trading days beginning on the Closing Date of the Merger Agreement until the 36-month anniversary of the Closing Date, in which case the holders of Ocean Biomedical securities shall be entitled to receive an additional 7,000,000 shares of AHAC Class A common stock. In addition, for each Earnout Share Payment, AHAC will also issue to Sponsor an additional 1,000,000 shares of AHAC Class A common stock
Common Class A [Member]
Warrant, exercise price																				$ 0.01
Common stock, par value																		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares, issued																		100,000		100,000	100,000
Common Class A [Member] | IPO [Member]
Share price														$ 10.00
Proceeds from issuance or sale of equity														$ 105,000,000
Sale of Units through initial public offering, shares														10,500,000
Common Class A [Member] | Ocean Biomedical Inc [Member]
Common stock, par value													$ 0.0001
Common Class B [Member]
Common stock, par value																		$ 0.0001		$ 0.0001	$ 0.0001
Common stock, shares, issued																		2,625,000		2,625,000	2,625,000
Ocean Biomedical Inc [Member]
Proceeds from issuance of debt																				$ 735,000
Borrowings																				$ 776,000
Sale of Units through initial public offering, shares															17,454,542					17,496,370
Sale of Units through initial public offering																					$ 1,017,000
Common stock, par value																		$ 0.000001		$ 0.000001	$ 0.000001
Common stock, shares, issued																		17,496,370		17,496,370	17,496,370
Ocean Biomedical Inc [Member] | Second Street Capital LLC [Member]
Class of warrant or right, number of securities																				450,000
Subsequent Event [Member]
Shares, issued										13,225,000
Sale of stock, price per share										$ 10.56
Business Combination, Bargain Purchase, Gain Recognized, Amount										$ 58,847,564.50
Business combination recognized transactions expenses and losses recognized										$ 52,066,689.50
Subsequent Event [Member] | IPO [Member]
Class of warrant or right, number of securities										5,250,000
Defer payments	$ 3,150,000
Subsequent Event [Member] | Private Placement [Member]
Class of warrant or right, number of securities										5,411,000
Subsequent Event [Member] | Common Class A [Member]
Class of warrant or right, number of securities										5,570,965
Common stock, par value										$ 0.0001
Common stock, shares, issued										10,600,000
Subsequent Event [Member] | Common Class B [Member]
Common stock, shares, issued										2,625,000
Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Proceeds from issuance of debt											$ 150,000
Class of warrant or right, number of securities						511,712
Warrant, exercise price						$ 8.06
Subsequent Event [Member] | Ocean Biomedical Inc [Member] | Ocean Biomedical Inc [Member]
Merger consideration													(a) in the event that the volume-weighted average price (the “VWAP”) of New Ocean Biomedical exceeds $15.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical securities pre-Closing shall be entitled to receive an additional 5,000,000 shares of New Ocean Biomedical’s common stock, (b) in the event that the VWAP of New Ocean Biomedical exceeds $17.50 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical’s securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical’s common stock and (c) in the event that the VWAP of New Ocean Biomedical exceeds $20.00 per share for twenty (20) out of any thirty (30) consecutive trading days beginning on the Closing Date until the 36-month anniversary of the Closing Date, the holders of Ocean Biomedical’s securities pre-Closing shall be entitled to receive an additional 7,000,000 shares of New Ocean Biomedical’s common stock.
Subsequent Event [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member]
Number of common stock for acquisition						2,625,000
Subsequent Event [Member] | Ocean Biomedical Inc [Member] | Common Class B [Member]
Number of common stock for acquisition						2,625,000
Subsequent Event [Member] | Ocean Biomedical Inc [Member] | Second Street Capital LLC [Member]
Class of warrant or right, number of securities																	75,000
Share price																	$ 10.34
Warrants exercisble date				Mar. 27, 2028													Mar. 31, 2028
Extension fee																	$ 75,000
Subsequent Event [Member] | Ocean Biomedical Inc [Member] | McKra Investments III [Member]
Class of warrant or right, number of securities				200,000
Borrowings				$ 1,000,000
Warrant, exercise price				$ 10.34
Repayment of loan				$ 150,000
Subsequent Event [Member] | Ocean Biomedical Inc [Member] | New Ocean Biomedical Inc [Member]
Class of warrant or right, number of securities						102,342
Warrant, exercise price						$ 7.47
Number of shares issued		19,000,000
Sale of Units through initial public offering, shares						2,000,000
Average daily trading volume						67.00%
Subsequent Event [Member] | Ocean Biomedical Inc [Member] | New Ocean Biomedical Inc [Member] | Sponsor [Member]
Number of shares issued		1,000,000
Subsequent Event [Member] | Ocean Biomedical Inc [Member] | Aesther Health Care Acquisition Corp [Member] | Common Class A [Member] | Sponsor [Member]
Number of common stock for acquisition						1,365,000
Minimum [Member] | Subsequent Event [Member] | IPO [Member]
Defer payments	9.00%
Maximum [Member]
Share price																							$ 12.00
Maximum [Member] | Subsequent Event [Member] | IPO [Member]
Defer payments	24.00%
Second Street Loan 2 [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Loan fee											15,000
Minimum return assessment fee											35,000
Repayment for loans payable											200,000
Second Street Loan 2 [Member] | Minimum [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Loans payable											200,000
Second Street Loan 2 [Member] | Maximum [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Loans payable											$ 400,000
Loan Agreement [Member] | Ocean Biomedical Inc [Member]
Class of warrant or right, number of securities																						312,500
Borrowings																						$ 600,000
Warrant, exercise price																						$ 11.00
Debt instrument, interest rate, stated percentage																						15.00%
Loan Agreement [Member] | Ocean Biomedical Inc [Member] | Second Street Capital LLC [Member]
Class of warrant or right, number of securities																62,500						312,500
Warrants exercisble date																Feb. 22, 2026			Feb. 22, 2026
Borrowings																						$ 600,000
Warrant, exercise price																						$ 11.00
Loan Agreement [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member] | Second Street Capital LLC [Member]
Loan fee			$ 150,000
Class of warrant or right, number of securities			200,000
Borrowings			$ 1,000,000
Warrant, exercise price			$ 10.34
Debt instrument, interest rate, stated percentage			15.00%
Warrants term			5 years
Vellar Backstop Agreement [Member] | Ocean Biomedical Inc [Member] | Aesther Health Care Acquisition Corp [Member]
Sale of stock, price per share													$ 2.50
Vellar Backstop Agreement [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Proceeds from issuance or sale of equity									$ 12,408,000
Debt instrument, convertible, threshold trading days, description									If an event occurs causing the VWAP per shares to be at or above $20.00 per share for any 30 trading days during a 45 consecutive trading day-period and the aggregate trading volume in respect of such shares during the same 30-day period is at least the product of (a) three and (b) the difference of (x) the Number of Shares and (y) the Terminated Shares (each as defined in the Vellar Backstop Agreement), then New Ocean Biomedical can notify Vellar of such event and cause the Vellar Backstop Agreement to mature.
Sale of Units through initial public offering, shares								8,000,000
Sale of Units through initial public offering								$ 80,000,000
Vellar Backstop Agreement [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member] | Last 10 Trading Days [Member]
Share price									$ 10.34
Vellar Backstop Agreement [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member]
Number of shares issued									6,000,000
Number of share issued, value									$ 60,000,000
Redemption, description									subsequently revoked their prior elections to redeem their shares, following the expiration of the Company’s redemption offer. The Company has agreed to purchase those shares from Vellar on a forward basis. The purchase price payable by the Company included a prepayment in the amount of the redemption price per share. The Vellar Backstop Agreement matures on the earlier to occur of (a) three years after the closing of the Merger Agreement (February 14, 2026) or (b) the date specified by Vellar in a written notice delivered at Vellar’s discretion if the VWAP of the shares during 30 out of 45 consecutive trading days is less than $4 per share
Vellar Backstop Agreement [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member] | New Ocean Biomedical Inc [Member]
Share price									$ 2.50
Payments for repurchase of equity									$ 3,000,000
Vellar Backstop Agreement [Member] | Minimum [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Sale of Units through initial public offering, shares								6,000,000
Vellar Backstop Agreement [Member] | Maximum [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Sale of Units through initial public offering, shares								8,000,000
Meteora Agreement [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Sale of Units through initial public offering, shares							2,666,667
Polar Agreement [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Sale of Units through initial public offering, shares							2,000,000
Subscription Agreement [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Share price						$ 10.56
Sale of Units through initial public offering, shares						1,350,000
Sale of Units through initial public offering						$ 14,260,404
Business Combination Agreement [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member]
Share price						$ 10.00
Number of common stock for acquisition						23,355,432
Number of common stock for acquisition, value						$ 233,554,320
Backstop Agreement [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member] | Common Class A [Member] | Ocean Biomedical Inc [Member]
Sale of Units through initial public offering, shares						75,000,000
New Ocean Biomedical Inc [Member] | Subsequent Event [Member] | Ocean Biomedical Inc [Member]
Defer payments						9.99%
Loan Modification Agreement [Member] | Subsequent Event [Member]
Sale of Units through initial public offering, shares					1,050,000
Interest per annum					15.00%
Proceeds of capital raise					$ 15,000,000
Loan Modification Agreement [Member] | Subsequent Event [Member] | Lender [Member]
Sale of Units through initial public offering, shares					50,000
Additional shares Issued					50,000
Loan Modification Agreement [Member] | Subsequent Event [Member] | Lender One [Member]
Sale of Units through initial public offering, shares					250,000
Additional shares Issued					250,000
Loan Modification Agreement [Member] | Subsequent Event [Member] | Lender Two [Member]
Sale of Units through initial public offering, shares					250,000
Additional shares Issued					250,000
Loan Modification Agreement [Member] | Subsequent Event [Member] | Sponsor [Member]
Sale of Units through initial public offering, shares					250,000
Additional shares Issued					250,000
Loan Modification Agreement [Member] | Subsequent Event [Member] | Sponsor Loan [Member]
Loan from the lender					$ 1,050,000
Maturity date					May 22, 2023
Loan Modification Agreement [Member] | Subsequent Event [Member] | SPAC Loan [Member]
Loan from the lender					$ 1,050,000
Maturity date					May 19, 2023
Loan And Transfer Agreement [Member]
Business Combination, Consideration Transferred												$ 500,000